LEASES (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Leases
Weighted-average remaining lease term	1 year 2 months 23 days		1 year 5 months 4 days
Weighted-average discount rate	4.00%		3.85%
Total lease expenses	$ 125,143	$ 130,044	$ 509,340	$ 356,556
Operating leases	170,801	144,209	580,580	355,746
Short-term lease expense	$ 3,441	$ 12,107	$ 14,348	$ 11,034